Retirement Plan (Details Narrative) - Gemini Direct Investment LLC and Subsidiaries [Member] - USD ($)	12 Months Ended
	Dec. 31, 2020	Dec. 31, 2019
Contribution description	The Company makes a safe-harbor contribution for each participant of 3% and has the option to make a discretionary contribution as well.
Contribution amount	$ 64,306	$ 49,628